13. INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Details
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (4,284,082)	$ (3,769,816)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	1,848,978	1,617,672
Deferred Acquisition Cost Amortization	(1,221,520)	(981,719)
SPAE Capitalization	32,616	30,227
STAT & Tax Reserve	502,808	410,714
GAAP/STAT Premium Tax	(201,996)	(180,914)
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	2,472,109	152,345
Deferred Tax Liabilities, Other	(60,301)	(64,881)
Deferred Tax Liabilities, Net	$ (5,855,606)	$ (2,786,372)